The Company You Keep®

New York Life Insurance Company

44 South Broadway

White Plains, NY 10601

Bus: (914) 846-3888

E-Mail: laura_bramson@newyorklife.com

www.newyorklife.com

Laura Bramson

Associate General Counsel

VIA EDGAR

December 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File Nos. 333-239752 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and the Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on December 4, 2020 as part of the Registrant’s second pre-effective amendment to the registration statement, and (ii) the text of the second pre-effective amendment to the registration statement was filed electronically on December 4, 2020.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura Bramson
Laura Bramson
Associate General Counsel